INCOME TAXES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax
Effective tax rate (as a percent)			25.00%	25.00%	25.00%
Percentage holding of the PRC company			25
Cash dividends paid					¥ 678
Income (loss) before income taxes
Total			¥ (408)	¥ (2,279)	¥ 2,565
Minimum
Income tax
Extended limitation tax evasion period			5 years
Maximum
Income tax
Extended limitation tax evasion period			10 years
China
Income tax
Effective tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)			20.00%	20.00%	20.00%
Percentage of reduction for the first RMB 1 million of taxable income			75.00%	75.00%	75.00%
Percentage of reduction for annual taxable income between RMB 1 million and 3 million			50.00%	50.00%	50.00%
Income (loss) before income taxes
PRC including Hong Kong and Taiwan			¥ 617	¥ (392)	¥ 2,334
GERMANY
Income tax
Effective tax rate (as a percent)			15.00%
Effective income tax rate including solidarity surcharge			15.825%
Income (loss) before income taxes
Income taxes foreign			¥ (632)	(1,606)
GERMANY | Minimum
Income tax
Municipal Trade Tax			7.00%
GERMANY | Maximum
Income tax
Municipal Trade Tax			17.00%
Others
Income (loss) before income taxes
Income taxes foreign			¥ (393)	¥ (281)	¥ 231
Others | Minimum
Income tax
Effective tax rate (as a percent)			9.00%
Others | Maximum
Income tax
Effective tax rate (as a percent)			25.00%
Jizhu Shanghai | China
Income tax
Effective tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Jiangsu Mengguang | China
Income tax
Effective tax rate (as a percent)			15.00%	15.00%	15.00%